Schedule of listing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Listing Expenses
Share issued as consideration	$ 67,641,500
Net assets of SPAC	(590,526)
Revaluation of FPA	24,241,261
Professional fees	1,680,198	981,701
Printing, courier, and others	94,891
Listing expenses	$ 93,067,324	$ 981,701
Number of shares issued, Quantity	6,764,150
Issuance of shares, Price	$ 10.00